Consolidated and Combined Condensed Statements of Cash Flows (Q2) - USD ($) $ in Millions	6 Months Ended
	Jun. 28, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net earnings	$ 387	$ 434
Noncash items:
Depreciation	20	20
Amortization of intangible assets	21	24
Stock-based compensation expense	35	22
Loss on product line disposition	15	0
Impairment of equity method investment	0	15
Change in trade accounts receivable, net	15	16
Change in inventories	(18)	16
Change in trade accounts payable	(30)	(53)
Change in prepaid expenses and other assets	(3)	8
Change in accrued expenses and other liabilities	(76)	(45)
Net cash provided by operating activities	366	457
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(24)	(21)
All other investing activities	(10)	2
Net cash used in investing activities	(34)	(19)
Cash flows from financing activities:
Payment of dividends	(44)	0
Proceeds from the issuance of common stock	11	0
Net transfers to Former Parent	0	(438)
Net cash used in financing activities	(33)	(438)
Effect of exchange rate changes on cash and cash equivalents	(18)	0
Net change in cash and cash equivalents	281	0
Beginning balance of cash and cash equivalents	762	0
Ending balance of cash and cash equivalents	1,043	0
Supplemental disclosures:
Cash interest payments	57	0
Cash income tax payments	$ 142	$ 0